Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Document Period End Date	Jun. 30, 2024
C000021614 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Institutional Class
Trading Symbol	ANJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Institutional Class / ANJIX	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. The declines were only somewhat offset by positive selection in the financials and real estate sectors. By region, security selection across the emerging markets (EM) detracted from performance, while selection in North America contributed. From an allocation perspective, overweight positions in materials and across North America detracted, while an underweight in consumer staples and overweight in EM contributed over the period. The biggest individual contributors to performance during the 12-month period were ASML, Euronext, SEGRO, Partners Group, and Taiwan Semiconductor Manufacturing. The biggest detractors from performance during the period were Li Ning, ENN Energy, NICE, JD.com, and Neste. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. Management announced a HK$3B share repurchase program in the fourth quarter of 2023.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers like the transition to renewable energy, electrification, and the proliferation of artificial intelligence (AI).
Euronext	Positive	The pan-European stock exchange largely reported better-than-expected quarterly results over the 12-month period, including record first quarter revenue following the successful integration of the Milan Exchange. Management raised the quarterly dividend by 15% in the third quarter of 2023, and announced the completion of its €200 million share repurchase program in January of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Institutional Class/ANJIX) at NAV(1)	(0.52)%	2.52%	(0.13)%
MSCI AC World ex USA Index (net)	11.62%	5.55%	3.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 67,055,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 425,000
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$67,055
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$425
Portfolio turnover rate as of the end of the reporting period	135%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Consumer Discretionary	18%
Information Technology	14%
Materials	10%
Industrials	9%
Utilities	7%
Energy	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
C000021618 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class C
Trading Symbol	PNBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class C / PNBCX	$183	1.76%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy, materials, and information technology (IT) sectors contributed. An underweight in consumer staples and an overweight to financials contributed to performance. Conversely, an overweight in real estate and an underweight in industrials detracted over the period. The biggest individual contributors to performance during the 12-month period were Bank of America, JPMorgan Chase, Intuit, Allstate, and PNC Financial Services Group. The biggest detractors from performance during the period were Paycom Software, Humana, Eversource Energy, Rexford Industrial Realty, and MonotaRO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Class C/PNBCX) at NAV(1) and with CDSC(2)	8.41%	6.50%	6.20%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 280,145,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,265,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$280,145
Total number of portfolio holdings	94
Total advisory fee paid (‘000s)	$1,265
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Financials	25%
Health Care	13%
Industrials	13%
Real Estate	10%
Energy	8%
Information Technology	8%
Utilities	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021632 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	PQNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class A / PQNAX	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, utilities, and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the health care, materials, and consumer staples sectors contributed. An overweight in health care and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in communication services contributed to performance. The biggest individual contributors to performance during the 12-month period were Truist Financial, Citizens Financial, Sirius XM, U.S. Bancorp, and PNC Financial Services. The biggest detractors from performance during the period were Li Ning, NICE, Fox Factory, Cogeco Communications, and ENN Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. On the positive side, management announced a HK$3B share repurchase program in the fourth quarter of 2023.
Truist Financial	Positive	In late 2023, the regional bank announced plans to sell its insurance-brokerage business to private equity firm Stone Point Capital for $10 billion. Additionally, the bank reported quarterly core earnings per share ahead of consensus estimates and solid net interest income during the fourth quarter. In June of 2024, management authorized a $5 billion share repurchase program, further aiding performance.
Sirius XM	Positive	Shares of the satellite radio operator rose precipitously in mid-July of 2023, due to a combination of factors outside of the company’s control, including the purchasing of shares related to the rebalancing of the Nasdaq-100 Index®. The Fund exited the position in the third quarter of 2023 after valuations reached less favorable levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class A /PQNAX) at NAV(1)	4.43%	6.57%	7.01%
Virtus NFJ Mid-Cap Value Fund (Class A /PQNAX) at POP(2),(3)	(1.31)%	5.37%	6.41%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 772,297,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,577,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$772,297
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$3,577
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Financials	21%
Real Estate	14%
Health Care	11%
Utilities	11%
Industrials	11%
Consumer Discretionary	9%
Materials	8%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000043488 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Class A
Trading Symbol	AZNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class A / AZNAX	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high yield bonds – the three asset classes in which the Fund invests. From a sector perspective, the Fund’s exposures to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – utilities – detracted from performance for the 12-month period. The top individual contributors were Nvidia, Amazon, Microsoft, Alphabet, and CrowdStrike. The top individual detractors were Tesla, Chewy, Nike, Las Vegas Sands, and Aptiv. In addition, many written options positions expired below the strike price, and the Fund was able to retain the set premiums.
FACTOR	IMPACT	SUMMARY
Artificial intelligence, cloud migration, and cybersecurity	Positive	Companies capitalizing on technology-related secular themes were sources of strength. Contributors to Fund performance included select semiconductor, software, ecommerce, social media, and internet services holdings.
Sales growth concerns	Negative	Fears of slowing top-line growth weighed on Fund positions in consumer discretionary and utilities, among others.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class A /AZNAX) at NAV(1)	12.58%	7.82%	6.69%
Virtus Income & Growth Fund (Class A /AZNAX) at POP(2),(3)	6.39%	6.61%	6.09%
S&P 500® Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,944,749,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 32,246,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$4,944,749
Total number of portfolio holdings	385
Total advisory fee paid (‘000s)	$32,246
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		36%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Technology Hardware, Storage & Peripherals	3%
All other Common Stocks	24%
Corporate Bonds and Notes		32%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	23%
Convertible Bonds and Notes		21%
Internet	5%
Software	2%
Commercial Services	2%
All other Convertible Bonds and Notes	12%
Equity-Linked Notes		8%
Financial Services	4%
Banks	4%
Convertible Preferred Stocks		3%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000043491 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Institutional Class
Trading Symbol	AZNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Institutional Class / AZNIX	$97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high yield bonds – the three asset classes in which the Fund invests. From a sector perspective, the Fund’s exposures to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – utilities – detracted from performance for the 12-month period. The top individual contributors were Nvidia, Amazon, Microsoft, Alphabet, and CrowdStrike. The top individual detractors were Tesla, Chewy, Nike, Las Vegas Sands, and Aptiv. In addition, many written options positions expired below the strike price, and the Fund was able to retain the set premiums.
FACTOR	IMPACT	SUMMARY
Artificial intelligence, cloud migration, and cybersecurity	Positive	Companies capitalizing on technology-related secular themes were sources of strength. Contributors to Fund performance included select semiconductor, software, ecommerce, social media, and internet services holdings.
Sales growth concerns	Negative	Fears of slowing top-line growth weighed on Fund positions in consumer discretionary and utilities, among others.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Institutional Class/AZNIX) at NAV(1)	12.72%	8.09%	7.01%
S&P 500® Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,944,749,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 32,246,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$4,944,749
Total number of portfolio holdings	385
Total advisory fee paid (‘000s)	$32,246
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		36%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Technology Hardware, Storage & Peripherals	3%
All other Common Stocks	24%
Corporate Bonds and Notes		32%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	23%
Convertible Bonds and Notes		21%
Internet	5%
Software	2%
Commercial Services	2%
All other Convertible Bonds and Notes	12%
Equity-Linked Notes		8%
Financial Services	4%
Banks	4%
Convertible Preferred Stocks		3%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 10, 2024, the new expense limitation of 0.90% went into effect for Institutional Class shares.
Effective May 10, 2024, Class P shares converted to Institutional Class shares.

Material Fund Change Expenses [Text Block]	Effective May 10, 2024, the new expense limitation of 0.90% went into effect for Institutional Class shares.
C000135575 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	ANFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class R6 / ANFVX	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, industrials, and communication services sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the information technology (IT), health care, and materials sectors contributed. Overweight positions in health care and financials contributed to performance. Conversely, overweight exposures in utilities and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Armstrong World Industries, Cadence Bank, Kronos Worldwide, and Heartland Financial USA. The biggest detractors from performance during the period were Cogeco Communications, Fox Factory, Malibu Boats, MonotaRO, and Whirlpool. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Cogeco Communications	Negative	Increased competition resulted in lower revenues and subscriber declines in the U.S. for the internet services provider. The challenging environment was reflected in the company’s guidance for 2024 earnings. The Fund exited the position in the fourth quarter of 2023.
Coeur Mining	Positive	The silver and gold producer reported increased gold production toward the end of the reporting period. The company benefited from higher precious metal prices, as the price of silver in particular was buoyed by economic uncertainty and increased industrial demand.
Armstrong World Industries	Positive	The wall- and ceiling-systems manufacturer exceeded fourth quarter earnings expectations, which were issued before the company released sales guidance for 2024 and reported record-breaking first quarter results. The company acquired architectural products firm 3form during the fiscal year, which boosted the stock price further.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class R6/ANFVX) at NAV(1)	9.51%	5.71%	3.94%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Value Index	10.90%	7.07%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 313,772,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,895,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$313,772
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$1,895
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	11%
Health Care	10%
Materials	8%
Consumer Discretionary	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000164305 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class R6
Trading Symbol	AEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class R6 / AEMOX	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in China, India, and South Korea contributed to Fund performance during the fiscal year. On a sector basis, financials and energy contributed the most toward the Fund’s performance. Stock selection in Mexico was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Power Finance Corporation, PetroChina, Nvidia, Cosco Shipping, and Kia. The biggest detractors from performance during the period were CPFL Energia, SK Hynix, PDD Holdings, Hon Hai Precision, and New Oriental Education & Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Electric vehicle (EV) industry growth	Positive	China has taken the lead in the EV industry, with the highest number of EV vehicles being sold in that country and BYD becoming the world’s largest EV seller. The EV boom helped Fund holdings in commodities like lithium, copper, and nickel, which are key ingredients in EVs.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	Since the severe Covid lockdown in China in 2022, Chinese consumers have lost much of their appetite and confidence. This has shown across the board in services, global travel, and even in luxury goods. This impacted some of the names in the Emerging Markets Index, as well as overall asset class performance.
Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India have significantly lowered the risk premium for EM. This benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 14, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	Since Inception
Virtus Emerging Markets Opportunities Fund (Class R6/AEMOX) at NAV(1)	17.36%	5.60%	7.19%
MSCI Emerging Markets Index (net)	12.55%	3.10%	6.65%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 14, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 172,407,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 852,000
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$172,407
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$852
Portfolio turnover rate as of the end of the reporting period	99%

Holdings [Text Block]
Asset Allocation(1)
Banks	24%
Semiconductors & Semiconductor Equipment	15%
Automobiles	10%
Oil, Gas & Consumable Fuels	8%
Machinery	7%
Technology Hardware, Storage & Peripherals	5%
Interactive Media & Services	3%
Marine Transportation	3%
Industrial Conglomerates	2%
Broadline Retail	2%
Electric Utilities	2%
Other	19%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000196957 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	ANPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class R6 / ANPRX	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, utilities, and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the health care, materials, and consumer staples sectors contributed. An overweight in health care and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in communication services contributed to performance. The biggest individual contributors to performance during the 12-month period were Truist Financial, Citizens Financial, Sirius XM, U.S. Bancorp, and PNC Financial Services. The biggest detractors from performance during the period were Li Ning, NICE, Fox Factory, Cogeco Communications, and ENN Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. On the positive side, management announced a HK$3B share repurchase program in the fourth quarter of 2023.
Truist Financial	Positive	In late 2023, the regional bank announced plans to sell its insurance-brokerage business to private equity firm Stone Point Capital for $10 billion. Additionally, the bank reported quarterly core earnings per share ahead of consensus estimates and solid net interest income during the fourth quarter. In June of 2024, management authorized a $5 billion share repurchase program, further aiding performance.
Sirius XM	Positive	Shares of the satellite radio operator rose precipitously in mid-July of 2023, due to a combination of factors outside of the company’s control, including the purchasing of shares related to the rebalancing of the Nasdaq-100 Index®. The Fund exited the position in the third quarter of 2023 after valuations reached less favorable levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 18, 2017). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	Since Inception
Virtus NFJ Mid-Cap Value Fund (Class R6/ANPRX) at NAV(1)	4.85%	6.99%	5.23%
FT Wilshire 5000 Index	23.15%	14.41%	12.76%
Russell Midcap® Value Index	11.98%	8.49%	7.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 772,297,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,577,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$772,297
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$3,577
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Financials	21%
Real Estate	14%
Health Care	11%
Utilities	11%
Industrials	11%
Consumer Discretionary	9%
Materials	8%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021607 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class C
Trading Symbol	PNECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class C / PNECX	$181	1.72%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Positive stock selection in the information technology (IT), energy, and financials sectors contributed. An overweight to real estate and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, PNC Financial Services Group, and Truist Financial. The biggest detractors from performance during the period were Paycom Software, Eversource Energy, Rexford Industrial Realty, NIKE, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class C/PNECX) at NAV(1) and with CDSC(2)	10.66%	6.24%	5.17%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 593,385,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,789,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$593,385
Total number of portfolio holdings	67
Total advisory fee paid (‘000s)	$2,789
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Real Estate	14%
Health Care	12%
Industrials	11%
Utilities	9%
Energy	7%
Information Technology	7%
Other	17%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021616 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class A
Trading Symbol	PNBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class A / PNBAX	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy, materials, and information technology (IT) sectors contributed. An underweight in consumer staples and an overweight to financials contributed to performance. Conversely, an overweight in real estate and an underweight in industrials detracted over the period. The biggest individual contributors to performance during the 12-month period were Bank of America, JPMorgan Chase, Intuit, Allstate, and PNC Financial Services Group. The biggest detractors from performance during the period were Paycom Software, Humana, Eversource Energy, Rexford Industrial Realty, and MonotaRO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Class A /PNBAX) at NAV(1)	9.26%	7.31%	7.01%
Virtus NFJ Large-Cap Value Fund (Class A /PNBAX) at POP(2),(3)	3.25%	6.11%	6.41%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 280,145,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,265,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$280,145
Total number of portfolio holdings	94
Total advisory fee paid (‘000s)	$1,265
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Financials	25%
Health Care	13%
Industrials	13%
Real Estate	10%
Energy	8%
Information Technology	8%
Utilities	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021626 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Institutional Class / PSVIX	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, industrials, and communication services sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the information technology (IT), health care, and materials sectors contributed. Overweight positions in health care and financials contributed to performance. Conversely, overweight exposures in utilities and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Armstrong World Industries, Cadence Bank, Kronos Worldwide, and Heartland Financial USA. The biggest detractors from performance during the period were Cogeco Communications, Fox Factory, Malibu Boats, MonotaRO, and Whirlpool. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Cogeco Communications	Negative	Increased competition resulted in lower revenues and subscriber declines in the U.S. for the internet services provider. The challenging environment was reflected in the company’s guidance for 2024 earnings. The Fund exited the position in the fourth quarter of 2023.
Coeur Mining	Positive	The silver and gold producer reported increased gold production toward the end of the reporting period. The company benefited from higher precious metal prices, as the price of silver in particular was buoyed by economic uncertainty and increased industrial demand.
Armstrong World Industries	Positive	The wall- and ceiling-systems manufacturer exceeded fourth quarter earnings expectations, which were issued before the company released sales guidance for 2024 and reported record-breaking first quarter results. The company acquired architectural products firm 3form during the fiscal year, which boosted the stock price further.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Institutional Class/PSVIX) at NAV(1)	9.50%	5.65%	3.89%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Value Index	10.90%	7.07%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 313,772,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,895,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$313,772
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$1,895
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	11%
Health Care	10%
Materials	8%
Consumer Discretionary	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
C000034951 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Institutional Class
Trading Symbol	AOTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Institutional Class / AOTIX	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in China, India, and South Korea contributed to Fund performance during the fiscal year. On a sector basis, financials and energy contributed the most toward the Fund’s performance. Stock selection in Mexico was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Power Finance Corporation, PetroChina, Nvidia, Cosco Shipping, and Kia. The biggest detractors from performance during the period were CPFL Energia, SK Hynix, PDD Holdings, Hon Hai Precision, and New Oriental Education & Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Electric vehicle (EV) industry growth	Positive	China has taken the lead in the EV industry, with the highest number of EV vehicles being sold in that country and BYD becoming the world’s largest EV seller. The EV boom helped Fund holdings in commodities like lithium, copper, and nickel, which are key ingredients in EVs.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	Since the severe Covid lockdown in China in 2022, Chinese consumers have lost much of their appetite and confidence. This has shown across the board in services, global travel, and even in luxury goods. This impacted some of the names in the Emerging Markets Index, as well as overall asset class performance.
Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India have significantly lowered the risk premium for EM. This benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Institutional Class/AOTIX) at NAV(1)	17.30%	5.55%	3.70%
MSCI Emerging Markets Index (net)	12.55%	3.10%	2.79%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 172,407,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 852,000
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$172,407
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$852
Portfolio turnover rate as of the end of the reporting period	99%

Holdings [Text Block]
Asset Allocation(1)
Banks	24%
Semiconductors & Semiconductor Equipment	15%
Automobiles	10%
Oil, Gas & Consumable Fuels	8%
Machinery	7%
Technology Hardware, Storage & Peripherals	5%
Interactive Media & Services	3%
Marine Transportation	3%
Industrial Conglomerates	2%
Broadline Retail	2%
Electric Utilities	2%
Other	19%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares converted to Institutional Class shares.
C000150255 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Institutional Class
Trading Symbol	HLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Institutional Class / HLHIX	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Eli Lilly, AbbVie, McKesson, Vertex Pharmaceuticals, and Regeneron Pharmaceuticals. The biggest detractors from performance during the period were Align Technology, Bristol-Myers Squibb, U.S. Physical Therapy, Insulet, and Pfizer. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Eli Lilly	Positive	Eli Lilly’s stock appreciation during the period was driven by growth in its medications intended to help manage Type 2 diabetes and obesity, Mounjaro and Zepbound. Capacity constraints that previously limited growth began easing toward the end of the period.
AbbVie	Positive	AbbVie has made tremendous progress diversifying its business away from its biggest drug, Humira, to pave the way for future growth. Its non-Humira business grew rapidly during the period. Leading the charge were SKYRIZI and RINVOQ, both of which were approved for additional uses and steadily gained market share against legacy therapies. In addition, an emerging portfolio of migraine medicines delivered rapid growth, and the company’s Botox franchise continued its steady gains.
Align Technology	Negative	Align Technology’s shares moved lower during the fiscal year because of investor concerns that the economy could impact consumers’ decisions to purchase higher-cost aligners rather than traditional braces.
Bristol-Myers Squibb	Negative	Despite having the lowest price-to-earnings ratio in the pharmaceutical industry, which indicates an attractive valuation, Bristol-Myers Squibb continued to deliver some of the weakest performance during the 12-month period. Its new product sales continued to underwhelm. Additionally, investors were wary that the company would need to grow through a strategy of mergers & acquisitions, which is inherently higher risk in terms of both execution and the potential to overpay for assets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Institutional Class shares from inception (December 22, 2014). It assumes a $1,000,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	Since Inception
Virtus KAR Health Sciences Fund (Institutional Class/HLHIX) at NAV(1)	9.88%	9.67%	8.96%
FT Wilshire 5000 Index	23.15%	14.41%	12.31%
Russell 3000® Health Care Index	10.43%	10.22%	9.50%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 22, 2014
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 145,882,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,150,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$145,882
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$1,150
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	19%
Biotechnology	17%
Healthcare Providers & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 10, 2024, the new expense limitation of 1.05% went into effect for Institutional Class shares.
Effective May 10, 2024, Class P shares converted to Institutional Class shares.

Material Fund Change Expenses [Text Block]	Effective May 10, 2024, the new expense limitation of 1.05% went into effect for Institutional Class shares.
C000021620 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	ANVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Institutional Class / ANVIX	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy, materials, and information technology (IT) sectors contributed. An underweight in consumer staples and an overweight to financials contributed to performance. Conversely, an overweight in real estate and an underweight in industrials detracted over the period. The biggest individual contributors to performance during the 12-month period were Bank of America, JPMorgan Chase, Intuit, Allstate, and PNC Financial Services Group. The biggest detractors from performance during the period were Paycom Software, Humana, Eversource Energy, Rexford Industrial Realty, and MonotaRO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Institutional Class/ANVIX) at NAV(1)	9.54%	7.62%	7.35%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 280,145,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,265,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$280,145
Total number of portfolio holdings	94
Total advisory fee paid (‘000s)	$1,265
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Financials	25%
Health Care	13%
Industrials	13%
Real Estate	10%
Energy	8%
Information Technology	8%
Utilities	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 10, 2024, the new expense limitation of 0.75% went into effect for Institutional Class shares.
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.

Material Fund Change Expenses [Text Block]	Effective May 10, 2024, the new expense limitation of 0.75% went into effect for Institutional Class shares.
C000021621 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class A
Trading Symbol	PCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class A / PCVAX	$122	1.17%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, industrials, and communication services sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the information technology (IT), health care, and materials sectors contributed. Overweight positions in health care and financials contributed to performance. Conversely, overweight exposures in utilities and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Armstrong World Industries, Cadence Bank, Kronos Worldwide, and Heartland Financial USA. The biggest detractors from performance during the period were Cogeco Communications, Fox Factory, Malibu Boats, MonotaRO, and Whirlpool. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Cogeco Communications	Negative	Increased competition resulted in lower revenues and subscriber declines in the U.S. for the internet services provider. The challenging environment was reflected in the company’s guidance for 2024 earnings. The Fund exited the position in the fourth quarter of 2023.
Coeur Mining	Positive	The silver and gold producer reported increased gold production toward the end of the reporting period. The company benefited from higher precious metal prices, as the price of silver in particular was buoyed by economic uncertainty and increased industrial demand.
Armstrong World Industries	Positive	The wall- and ceiling-systems manufacturer exceeded fourth quarter earnings expectations, which were issued before the company released sales guidance for 2024 and reported record-breaking first quarter results. The company acquired architectural products firm 3form during the fiscal year, which boosted the stock price further.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class A /PCVAX) at NAV(1)	9.05%	5.28%	3.52%
Virtus NFJ Small-Cap Value Fund (Class A /PCVAX) at POP(2),(3)	3.06%	4.09%	2.93%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Value Index	10.90%	7.07%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 313,772,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,895,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$313,772
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$1,895
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	11%
Health Care	10%
Materials	8%
Consumer Discretionary	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021692 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	DGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Institutional Class / DGSCX	$135	1.29%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in financials, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in information technology and consumer discretionary detracted from performance. The biggest contributors to performance during the 12-month period were Baltic Classifieds, Simpson Manufacturing, Auto Trader, Ryan Specialty, and Primerica. The biggest detractors from performance during the period were Fox Factory, Mercari, FDM Group, Alten, and Sarana Mernara Nusantara. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds is the leading online classifieds group in the Baltics. The company’s share price had declined sharply early in 2022 following the Russian invasion of Ukraine. Since that time, the company has continued to generate strong growth in revenues and earnings. During the 12-month period, the company continued to report excellent results, and the shares reacted positively.
Simpson Manufacturing	Positive	Simpson Manufacturing manufactures connectors, fasteners, anchors, and other building products, primarily for residential wood construction. The business proved resilient during the 12-month period amid a sluggish new home construction market.
Fox Factory	Negative	Fox Factory designs and manufactures premium suspension products for use on mountain bikes, all-terrain vehicles, off-road trucks, snowmobiles, and motorcycles. Fox Factory suffered from a downturn in its specialty sports business. Additionally, the company’s powered vehicle group experienced a decline in revenue, due in part to a labor strike at a customer’s facility.
Mercari	Negative	Mercari operates the leading consumer-to-consumer marketplace app in Japan, as well as a digital payments platform. Investors reacted negatively to anticipated profit margin declines over the near term as the company invests in new initiatives.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Institutional Class/DGSCX) at NAV(1)	9.90%	7.12%	5.90%
MSCI AC World Index (net)	19.38%	10.76%	8.43%
MSCI AC World Small Cap Index (net)	10.64%	7.31%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 44,940,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 489,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$44,940
Total number of portfolio holdings	37
Total advisory fee paid (‘000s)	$489
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	26%
Communication Services	20%
Information Technology	10%
Consumer Discretionary	4%
Health Care	4%
Materials	3%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares converted to Institutional Class shares.
C000021693 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class A
Trading Symbol	RAGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class A / RAGTX	$170	1.43%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection within semiconductors, systems software, and communications equipment contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. An overweight to broadline retail and an underweight to information technology (IT) consulting were also positive factors. Underweight positions in application software and technology hardware detracted from performance. The biggest individual contributors to performance during the 12-month period were Amazon.com, Alphabet (Google), CrowdStrike Holdings, Uber Technologies, and Monolithic Power Systems. The biggest detractors from performance during the period were Broadcom, Apple, Tesla, Qualcomm, and Meta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending.
Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions, with firms scaling back acquisition plans due to prolonged legal discovery periods and other mergers that were being denied.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class A /RAGTX) at NAV(1)	38.30%	18.24%	17.81%
Virtus Zevenbergen Technology Fund (Class A /RAGTX) at POP(2),(3)	30.70%	16.91%	17.15%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Nasdaq Composite® Index	29.61%	18.21%	16.07%
S&P North American Technology Index	44.57%	22.24%	20.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,540,282,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,328,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,540,282
Total number of portfolio holdings	47
Total advisory fee paid (‘000s)	$12,328
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	30%
Software	21%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
IT Services	5%
Automobiles	3%
Media	2%
Financial Services	2%
Communications Equipment	1%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000128360 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class A
Trading Symbol	AZBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class A / AZBAX	$123	1.17%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in industrials and health care contributed the most toward the Fund’s performance during the 12-month period. Stock selection in information technology was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Adma Biologics, NextGen Healthcare, Commvault Systems, Barrett Business Services, and Warrior Met Coal. The biggest detractors from performance during the period were Axcelis Technologies, Super Micro Computer, Microstrategy, Belden, and Alkermes Public. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. This harmed the Fund’s exposure to this area of the market.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, several of the Fund’s consumer discretionary stocks, specifically retail stocks, reaped the benefits of increased consumer spending.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class A /AZBAX) at NAV(1)	10.17%	7.30%	7.57%
Virtus Small-Cap Fund (Class A /AZBAX) at POP(2),(3)	4.11%	6.09%	6.97%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Index	10.06%	6.94%	7.00%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 90,667,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 479,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$90,667
Total number of portfolio holdings	192
Total advisory fee paid (‘000s)	$479
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Software	10%
Diversified Consumer Services	5%
Pharmaceuticals	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Commercial Services & Supplies	4%
Insurance	4%
Financial Services	4%
Semiconductors & Semiconductor Equipment	3%
Other (includes securities lending collateral)	47%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000128362 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	AZBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Institutional Class / AZBIX	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in industrials and health care contributed the most toward the Fund’s performance during the 12-month period. Stock selection in information technology was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Adma Biologics, NextGen Healthcare, Commvault Systems, Barrett Business Services, and Warrior Met Coal. The biggest detractors from performance during the period were Axcelis Technologies, Super Micro Computer, Microstrategy, Belden, and Alkermes Public. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. This harmed the Fund’s exposure to this area of the market.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, several of the Fund’s consumer discretionary stocks, specifically retail stocks, reaped the benefits of increased consumer spending.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Institutional Class/AZBIX) at NAV(1)	10.52%	7.68%	7.95%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Index	10.06%	6.94%	7.00%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 90,667,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 479,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$90,667
Total number of portfolio holdings	192
Total advisory fee paid (‘000s)	$479
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Software	10%
Diversified Consumer Services	5%
Pharmaceuticals	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Commercial Services & Supplies	4%
Insurance	4%
Financial Services	4%
Semiconductors & Semiconductor Equipment	3%
Other (includes securities lending collateral)	47%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares converted to Institutional Class shares.
C000021611 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class A
Trading Symbol	AFJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class A / AFJAX	$129	1.30%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. The declines were only somewhat offset by positive selection in the financials and real estate sectors. By region, security selection across the emerging markets (EM) detracted from performance, while selection in North America contributed. From an allocation perspective, overweight positions in materials and across North America detracted, while an underweight in consumer staples and overweight in EM contributed over the period. The biggest individual contributors to performance during the 12-month period were ASML, Euronext, SEGRO, Partners Group, and Taiwan Semiconductor Manufacturing. The biggest detractors from performance during the period were Li Ning, ENN Energy, NICE, JD.com, and Neste. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. Management announced a HK$3B share repurchase program in the fourth quarter of 2023.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers like the transition to renewable energy, electrification, and the proliferation of artificial intelligence (AI).
Euronext	Positive	The pan-European stock exchange largely reported better-than-expected quarterly results over the 12-month period, including record first quarter revenue following the successful integration of the Milan Exchange. Management raised the quarterly dividend by 15% in the third quarter of 2023, and announced the completion of its €200 million share repurchase program in January of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class A /AFJAX) at NAV(1)	(0.87)%	2.17%	(0.47)%
Virtus NFJ International Value Fund (Class A /AFJAX) at POP(2),(3)	(6.32)%	1.02%	(1.04)%
MSCI AC World ex USA Index (net)	11.62%	5.55%	3.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 67,055,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 425,000
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$67,055
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$425
Portfolio turnover rate as of the end of the reporting period	135%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Consumer Discretionary	18%
Information Technology	14%
Materials	10%
Industrials	9%
Utilities	7%
Energy	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021637 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PRNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Institutional Class / PRNIX	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, utilities, and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the health care, materials, and consumer staples sectors contributed. An overweight in health care and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in communication services contributed to performance. The biggest individual contributors to performance during the 12-month period were Truist Financial, Citizens Financial, Sirius XM, U.S. Bancorp, and PNC Financial Services. The biggest detractors from performance during the period were Li Ning, NICE, Fox Factory, Cogeco Communications, and ENN Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. On the positive side, management announced a HK$3B share repurchase program in the fourth quarter of 2023.
Truist Financial	Positive	In late 2023, the regional bank announced plans to sell its insurance-brokerage business to private equity firm Stone Point Capital for $10 billion. Additionally, the bank reported quarterly core earnings per share ahead of consensus estimates and solid net interest income during the fourth quarter. In June of 2024, management authorized a $5 billion share repurchase program, further aiding performance.
Sirius XM	Positive	Shares of the satellite radio operator rose precipitously in mid-July of 2023, due to a combination of factors outside of the company’s control, including the purchasing of shares related to the rebalancing of the Nasdaq-100 Index®. The Fund exited the position in the third quarter of 2023 after valuations reached less favorable levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Institutional Class/PRNIX) at NAV(1)	4.82%	6.94%	7.39%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 772,297,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,577,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$772,297
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$3,577
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Financials	21%
Real Estate	14%
Health Care	11%
Utilities	11%
Industrials	11%
Consumer Discretionary	9%
Materials	8%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
C000021656 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class C
Trading Symbol	PGWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class C / PGWCX	$206	1.72%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had 11 holdings across five major economic sectors that added relative outperformance, when compared to the Russell 1000® Growth Index. Stock selection within financial and industrials detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Fair Isaac, Royal Caribbean, and Eli Lilly. The biggest detractors from relative performance during the period were Las Vegas Sands, Edwards Lifesciences, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected. This was driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.
Eli Lilly	Positive	The company experienced explosive revenue and earnings growth, which fueled a higher stock price as demand for its GLP-1 drug for weight loss outstripped supply. The drug has also been shown to improve other chronic conditions cause by obesity, further driving demand.
Las Vegas Sands	Negative	The company operates destination properties in Macao and Singapore. After China’s drastic COVID shutdown, investors continued to worry over the 12-month period about China’s outbound travel and its ability to re-engage economic growth. By the end of 2023, the company’s gaming revenues in Macao had only recovered 81% of their pre-pandemic levels.
Boeing	Negative	The company experienced quality control problems with several aircraft models, which led to increased scrutiny by the Federal Aviation Administration. This caused a halt in client aircraft deliveries, as well as production shutdowns, which negatively impacted revenue, earnings, and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class C/PGWCX) at NAV(1) and with CDSC(2)	39.69%	19.60%	15.24%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Growth Index	33.48%	19.34%	16.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,390,863,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,980,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,390,863
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$4,980
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Health Care	15%
Consumer Discretionary	12%
Communication Services	9%
Industrials	8%
Financials	4%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021719 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	DRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Institutional Class / DRMCX	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in five major economic sectors. In addition, the Fund held approximately 33 stocks during the 12-month period that gained more than 20%. Stock performance from the industrials, health care, and communication services sectors added the most in relative value. Stock selection within the technology and consumer discretionary sectors detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Vertiv Holdings, Tenet Healthcare, Spotify, LAM Research, and Wingstop. The biggest detractors from relative performance during the period were Hexcel, DexCom, CrowdStrike Holdings, Palantir Technolog and lululemon athletica. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Vertiv Holdings	Positive	Strong business fundamentals leading to better-than-expected revenue and earnings over the 12-month period drove the stock price higher. Additionally, the company’s backlog growth within artificial intelligence-specific products exceeded forecasts, driven by the large global capital spending cycle.
Wingstop	Positive	Strong business fundamentals over the 12-month period included rising same-store sales driven by new menu items, online delivery improvement, and targeted advertising.
DexCom	Negative	Over the 12-month period, investors fretted about the possibility of new GLP-1 drugs reducing global obesity. The implications of a reduction in obesity may decrease the global diabetic population, thereby negatively impacting demand for Dexcom’s diabetic products. This fear weighed on the company’s stock price during the reporting period.
lululemon athletica	Negative	The company cited a softer demand pattern in U.S. consumer spending, leading to concerns that negatively impacted the company’s stock price during the 12 months.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Institutional Class/DRMCX) at NAV(1)	16.85%	12.18%	11.52%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Growth Index	15.05%	9.93%	10.51%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 332,922,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,447,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$332,922
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,447
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Information Technology	21%
Health Care	20%
Consumer Discretionary	13%
Financials	9%
Communication Services	7%
Energy	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 10, 2024, the new expense limitation of 0.76% went into effect for Institutional Class shares.
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.

Material Fund Change Expenses [Text Block]	Effective May 10, 2024, the new expense limitation of 0.76% went into effect for Institutional Class shares.
C000034949 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class C
Trading Symbol	AOTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class C / AOTCX	$220	2.04%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in China, India, and South Korea contributed to Fund performance during the fiscal year. On a sector basis, financials and energy contributed the most toward the Fund’s performance. Stock selection in Mexico was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Power Finance Corporation, PetroChina, Nvidia, Cosco Shipping, and Kia. The biggest detractors from performance during the period were CPFL Energia, SK Hynix, PDD Holdings, Hon Hai Precision, and New Oriental Education & Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Electric vehicle (EV) industry growth	Positive	China has taken the lead in the EV industry, with the highest number of EV vehicles being sold in that country and BYD becoming the world’s largest EV seller. The EV boom helped Fund holdings in commodities like lithium, copper, and nickel, which are key ingredients in EVs.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	Since the severe Covid lockdown in China in 2022, Chinese consumers have lost much of their appetite and confidence. This has shown across the board in services, global travel, and even in luxury goods. This impacted some of the names in the Emerging Markets Index, as well as overall asset class performance.
Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India have significantly lowered the risk premium for EM. This benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class C/AOTCX) at NAV(1) and with CDSC(2)	16.02%	4.40%	2.56%
MSCI Emerging Markets Index (net)	12.55%	3.10%	2.79%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 172,407,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 852,000
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$172,407
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$852
Portfolio turnover rate as of the end of the reporting period	99%

Holdings [Text Block]
Asset Allocation(1)
Banks	24%
Semiconductors & Semiconductor Equipment	15%
Automobiles	10%
Oil, Gas & Consumable Fuels	8%
Machinery	7%
Technology Hardware, Storage & Peripherals	5%
Interactive Media & Services	3%
Marine Transportation	3%
Industrial Conglomerates	2%
Broadline Retail	2%
Electric Utilities	2%
Other	19%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000135573 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class R6
Trading Symbol	ANDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class R6 / ANDVX	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Positive stock selection in the information technology (IT), energy, and financials sectors contributed. An overweight to real estate and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, PNC Financial Services Group, and Truist Financial. The biggest detractors from performance during the period were Paycom Software, Eversource Energy, Rexford Industrial Realty, NIKE, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class R6/ANDVX) at NAV(1)	11.85%	7.42%	6.36%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 593,385,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,789,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$593,385
Total number of portfolio holdings	67
Total advisory fee paid (‘000s)	$2,789
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Real Estate	14%
Health Care	12%
Industrials	11%
Utilities	9%
Energy	7%
Information Technology	7%
Other	17%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021605 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class A
Trading Symbol	PNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class A / PNEAX	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Positive stock selection in the information technology (IT), energy, and financials sectors contributed. An overweight to real estate and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, PNC Financial Services Group, and Truist Financial. The biggest detractors from performance during the period were Paycom Software, Eversource Energy, Rexford Industrial Realty, NIKE, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class A /PNEAX) at NAV(1)	11.34%	6.99%	5.94%
Virtus NFJ Dividend Value Fund (Class A /PNEAX) at POP(2),(3)	5.21%	5.79%	5.34%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 593,385,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,789,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$593,385
Total number of portfolio holdings	67
Total advisory fee paid (‘000s)	$2,789
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Real Estate	14%
Health Care	12%
Industrials	11%
Utilities	9%
Energy	7%
Information Technology	7%
Other	17%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021658 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Institutional Class
Trading Symbol	PGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Institutional Class / PGFIX	$81	0.67%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had 11 holdings across five major economic sectors that added relative outperformance, when compared to the Russell 1000® Growth Index. Stock selection within financial and industrials detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Fair Isaac, Royal Caribbean, and Eli Lilly. The biggest detractors from relative performance during the period were Las Vegas Sands, Edwards Lifesciences, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected. This was driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.
Eli Lilly	Positive	The company experienced explosive revenue and earnings growth, which fueled a higher stock price as demand for its GLP-1 drug for weight loss outstripped supply. The drug has also been shown to improve other chronic conditions cause by obesity, further driving demand.
Las Vegas Sands	Negative	The company operates destination properties in Macao and Singapore. After China’s drastic COVID shutdown, investors continued to worry over the 12-month period about China’s outbound travel and its ability to re-engage economic growth. By the end of 2023, the company’s gaming revenues in Macao had only recovered 81% of their pre-pandemic levels.
Boeing	Negative	The company experienced quality control problems with several aircraft models, which led to increased scrutiny by the Federal Aviation Administration. This caused a halt in client aircraft deliveries, as well as production shutdowns, which negatively impacted revenue, earnings, and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Institutional Class/PGFIX) at NAV(1)	41.18%	20.87%	16.49%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Growth Index	33.48%	19.34%	16.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,390,863,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,980,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,390,863
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$4,980
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Health Care	15%
Consumer Discretionary	12%
Communication Services	9%
Industrials	8%
Financials	4%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
C000021685 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Class C
Trading Symbol	RCGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class C / RCGHX	$223	2.14%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Eli Lilly, AbbVie, McKesson, Vertex Pharmaceuticals, and Regeneron Pharmaceuticals. The biggest detractors from performance during the period were Align Technology, Bristol-Myers Squibb, U.S. Physical Therapy, Insulet, and Pfizer. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Eli Lilly	Positive	Eli Lilly’s stock appreciation during the period was driven by growth in its medications intended to help manage Type 2 diabetes and obesity, Mounjaro and Zepbound. Capacity constraints that previously limited growth began easing toward the end of the period.
AbbVie	Positive	AbbVie has made tremendous progress diversifying its business away from its biggest drug, Humira, to pave the way for future growth. Its non-Humira business grew rapidly during the period. Leading the charge were SKYRIZI and RINVOQ, both of which were approved for additional uses and steadily gained market share against legacy therapies. In addition, an emerging portfolio of migraine medicines delivered rapid growth, and the company’s Botox franchise continued its steady gains.
Align Technology	Negative	Align Technology’s shares moved lower during the fiscal year because of investor concerns that the economy could impact consumers’ decisions to purchase higher-cost aligners rather than traditional braces.
Bristol-Myers Squibb	Negative	Despite having the lowest price-to-earnings ratio in the pharmaceutical industry, which indicates an attractive valuation, Bristol-Myers Squibb continued to deliver some of the weakest performance during the 12-month period. Its new product sales continued to underwhelm. Additionally, investors were wary that the company would need to grow through a strategy of mergers & acquisitions, which is inherently higher risk in terms of both execution and the potential to overpay for assets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Class C/RCGHX) at NAV(1) and with CDSC(2)	8.78%	8.54%	8.64%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 3000® Health Care Index	10.43%	10.22%	10.62%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 145,882,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,150,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$145,882
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$1,150
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	19%
Biotechnology	17%
Healthcare Providers & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021698 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Institutional Class
Trading Symbol	DRGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Institutional Class / DRGTX	$138	1.16%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection within semiconductors, systems software, and communications equipment contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. An overweight to broadline retail and an underweight to information technology (IT) consulting were also positive factors. Underweight positions in application software and technology hardware detracted from performance. The biggest individual contributors to performance during the 12-month period were Amazon.com, Alphabet (Google), CrowdStrike Holdings, Uber Technologies, and Monolithic Power Systems. The biggest detractors from performance during the period were Broadcom, Apple, Tesla, Qualcomm, and Meta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending.
Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions, with firms scaling back acquisition plans due to prolonged legal discovery periods and other mergers that were being denied.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Institutional Class/DRGTX) at NAV(1)	38.68%	18.59%	18.19%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Nasdaq Composite® Index	29.61%	18.21%	16.07%
S&P North American Technology Index	44.57%	22.24%	20.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,540,282,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,328,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,540,282
Total number of portfolio holdings	47
Total advisory fee paid (‘000s)	$12,328
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	30%
Software	21%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
IT Services	5%
Automobiles	3%
Media	2%
Financial Services	2%
Communications Equipment	1%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 10, 2024, the new expense limitation of 1.16% went into effect for Institutional Class shares.
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.

Material Fund Change Expenses [Text Block]	Effective May 10, 2024, the new expense limitation of 1.16% went into effect for Institutional Class shares.
C000021714 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	RMDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class A / RMDAX	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in five major economic sectors. In addition, the Fund held approximately 33 stocks during the 12-month period that gained more than 20%. Stock performance from the industrials, health care, and communication services sectors added the most in relative value. Stock selection within the technology and consumer discretionary sectors detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Vertiv Holdings, Tenet Healthcare, Spotify, LAM Research, and Wingstop. The biggest detractors from relative performance during the period were Hexcel, DexCom, CrowdStrike Holdings, Palantir Technolog and lululemon athletica. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Vertiv Holdings	Positive	Strong business fundamentals leading to better-than-expected revenue and earnings over the 12-month period drove the stock price higher. Additionally, the company’s backlog growth within artificial intelligence-specific products exceeded forecasts, driven by the large global capital spending cycle.
Wingstop	Positive	Strong business fundamentals over the 12-month period included rising same-store sales driven by new menu items, online delivery improvement, and targeted advertising.
DexCom	Negative	Over the 12-month period, investors fretted about the possibility of new GLP-1 drugs reducing global obesity. The implications of a reduction in obesity may decrease the global diabetic population, thereby negatively impacting demand for Dexcom’s diabetic products. This fear weighed on the company’s stock price during the reporting period.
lululemon athletica	Negative	The company cited a softer demand pattern in U.S. consumer spending, leading to concerns that negatively impacted the company’s stock price during the 12 months.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class A /RMDAX) at NAV(1)	16.34%	11.87%	11.17%
Virtus Silvant Mid-Cap Growth Fund (Class A /RMDAX) at POP(2),(3)	9.94%	10.61%	10.54%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Growth Index	15.05%	9.93%	10.51%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 332,922,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,447,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$332,922
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,447
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Information Technology	21%
Health Care	20%
Consumer Discretionary	13%
Financials	9%
Communication Services	7%
Energy	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021624 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund [1]
Class Name	Class C
Trading Symbol	PCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class C / PCVCX	$200	1.92%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, industrials, and communication services sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the information technology (IT), health care, and materials sectors contributed. Overweight positions in health care and financials contributed to performance. Conversely, overweight exposures in utilities and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Armstrong World Industries, Cadence Bank, Kronos Worldwide, and Heartland Financial USA. The biggest detractors from performance during the period were Cogeco Communications, Fox Factory, Malibu Boats, MonotaRO, and Whirlpool. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Cogeco Communications	Negative	Increased competition resulted in lower revenues and subscriber declines in the U.S. for the internet services provider. The challenging environment was reflected in the company’s guidance for 2024 earnings. The Fund exited the position in the fourth quarter of 2023.
Coeur Mining	Positive	The silver and gold producer reported increased gold production toward the end of the reporting period. The company benefited from higher precious metal prices, as the price of silver in particular was buoyed by economic uncertainty and increased industrial demand.
Armstrong World Industries	Positive	The wall- and ceiling-systems manufacturer exceeded fourth quarter earnings expectations, which were issued before the company released sales guidance for 2024 and reported record-breaking first quarter results. The company acquired architectural products firm 3form during the fiscal year, which boosted the stock price further.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class C/PCVCX) at NAV(1) and with CDSC(2)	8.32%	4.50%	2.75%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Value Index	10.90%	7.07%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 313,772,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,895,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$313,772
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$1,895
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	11%
Health Care	10%
Materials	8%
Consumer Discretionary	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021688 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Class A
Trading Symbol	RGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class A / RGSAX	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in financials, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in information technology and consumer discretionary detracted from performance. The biggest contributors to performance during the 12-month period were Baltic Classifieds, Simpson Manufacturing, Auto Trader, Ryan Specialty, and Primerica. The biggest detractors from performance during the period were Fox Factory, Mercari, FDM Group, Alten, and Sarana Mernara Nusantara. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds is the leading online classifieds group in the Baltics. The company’s share price had declined sharply early in 2022 following the Russian invasion of Ukraine. Since that time, the company has continued to generate strong growth in revenues and earnings. During the 12-month period, the company continued to report excellent results, and the shares reacted positively.
Simpson Manufacturing	Positive	Simpson Manufacturing manufactures connectors, fasteners, anchors, and other building products, primarily for residential wood construction. The business proved resilient during the 12-month period amid a sluggish new home construction market.
Fox Factory	Negative	Fox Factory designs and manufactures premium suspension products for use on mountain bikes, all-terrain vehicles, off-road trucks, snowmobiles, and motorcycles. Fox Factory suffered from a downturn in its specialty sports business. Additionally, the company’s powered vehicle group experienced a decline in revenue, due in part to a labor strike at a customer’s facility.
Mercari	Negative	Mercari operates the leading consumer-to-consumer marketplace app in Japan, as well as a digital payments platform. Investors reacted negatively to anticipated profit margin declines over the near term as the company invests in new initiatives.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Class A /RGSAX) at NAV(1)	9.54%	6.77%	5.55%
Virtus KAR Global Small-Cap Fund (Class A /RGSAX) at POP(2),(3)	3.52%	5.57%	4.95%
MSCI AC World Index (net)	19.38%	10.76%	8.43%
MSCI AC World Small Cap Index (net)	10.64%	7.31%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 44,940,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 489,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$44,940
Total number of portfolio holdings	37
Total advisory fee paid (‘000s)	$489
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	26%
Communication Services	20%
Information Technology	10%
Consumer Discretionary	4%
Health Care	4%
Materials	3%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021690 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Class C
Trading Symbol	RGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class C / RGSCX	$249	2.39%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in financials, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in information technology and consumer discretionary detracted from performance. The biggest contributors to performance during the 12-month period were Baltic Classifieds, Simpson Manufacturing, Auto Trader, Ryan Specialty, and Primerica. The biggest detractors from performance during the period were Fox Factory, Mercari, FDM Group, Alten, and Sarana Mernara Nusantara. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds is the leading online classifieds group in the Baltics. The company’s share price had declined sharply early in 2022 following the Russian invasion of Ukraine. Since that time, the company has continued to generate strong growth in revenues and earnings. During the 12-month period, the company continued to report excellent results, and the shares reacted positively.
Simpson Manufacturing	Positive	Simpson Manufacturing manufactures connectors, fasteners, anchors, and other building products, primarily for residential wood construction. The business proved resilient during the 12-month period amid a sluggish new home construction market.
Fox Factory	Negative	Fox Factory designs and manufactures premium suspension products for use on mountain bikes, all-terrain vehicles, off-road trucks, snowmobiles, and motorcycles. Fox Factory suffered from a downturn in its specialty sports business. Additionally, the company’s powered vehicle group experienced a decline in revenue, due in part to a labor strike at a customer’s facility.
Mercari	Negative	Mercari operates the leading consumer-to-consumer marketplace app in Japan, as well as a digital payments platform. Investors reacted negatively to anticipated profit margin declines over the near term as the company invests in new initiatives.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Class C/RGSCX) at NAV(1) and with CDSC(2)	8.70%	5.97%	4.75%
MSCI AC World Index (net)	19.38%	10.76%	8.43%
MSCI AC World Small Cap Index (net)	10.64%	7.31%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 44,940,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 489,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$44,940
Total number of portfolio holdings	37
Total advisory fee paid (‘000s)	$489
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	26%
Communication Services	20%
Information Technology	10%
Consumer Discretionary	4%
Health Care	4%
Materials	3%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000128361 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class C
Trading Symbol	AZBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class C / AZBCX	$201	1.92%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in industrials and health care contributed the most toward the Fund’s performance during the 12-month period. Stock selection in information technology was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Adma Biologics, NextGen Healthcare, Commvault Systems, Barrett Business Services, and Warrior Met Coal. The biggest detractors from performance during the period were Axcelis Technologies, Super Micro Computer, Microstrategy, Belden, and Alkermes Public. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. This harmed the Fund’s exposure to this area of the market.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, several of the Fund’s consumer discretionary stocks, specifically retail stocks, reaped the benefits of increased consumer spending.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class C/AZBCX) at NAV(1) and with CDSC(2)	9.35%	6.50%	6.77%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Index	10.60%	6.94%	7.00%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 90,667,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 479,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$90,667
Total number of portfolio holdings	192
Total advisory fee paid (‘000s)	$479
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Software	10%
Diversified Consumer Services	5%
Pharmaceuticals	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Commercial Services & Supplies	4%
Insurance	4%
Financial Services	4%
Semiconductors & Semiconductor Equipment	3%
Other (includes securities lending collateral)	47%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000164306 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class R6
Trading Symbol	ASCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class R6 / ASCFX	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in industrials and health care contributed the most toward the Fund’s performance during the 12-month period. Stock selection in information technology was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Adma Biologics, NextGen Healthcare, Commvault Systems, Barrett Business Services, and Warrior Met Coal. The biggest detractors from performance during the period were Axcelis Technologies, Super Micro Computer, Microstrategy, Belden, and Alkermes Public. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. This harmed the Fund’s exposure to this area of the market.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, several of the Fund’s consumer discretionary stocks, specifically retail stocks, reaped the benefits of increased consumer spending.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 22, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	Since Inception
Virtus Small-Cap Fund (Class R6/ASCFX) at NAV(1)	10.58%	7.73%	5.56%
FT Wilshire 5000 Index	23.15%	14.41%	12.80%
Russell 2000® Index	10.06%	6.94%	4.42%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 22, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 90,667,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 479,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$90,667
Total number of portfolio holdings	192
Total advisory fee paid (‘000s)	$479
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Software	10%
Diversified Consumer Services	5%
Pharmaceuticals	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Commercial Services & Supplies	4%
Insurance	4%
Financial Services	4%
Semiconductors & Semiconductor Equipment	3%
Other (includes securities lending collateral)	47%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000204677 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	VAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class R6 / VAAGX	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy, materials, and information technology (IT) sectors contributed. An underweight in consumer staples and an overweight to financials contributed to performance. Conversely, an overweight in real estate and an underweight in industrials detracted over the period. The biggest individual contributors to performance during the 12-month period were Bank of America, JPMorgan Chase, Intuit, Allstate, and PNC Financial Services Group. The biggest detractors from performance during the period were Paycom Software, Humana, Eversource Energy, Rexford Industrial Realty, and MonotaRO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 29, 2021). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	Since Inception
Virtus NFJ Large-Cap Value Fund (Class R6/VAAGX) at NAV(1)	9.65%	1.54%
FT Wilshire 5000 Index	23.15%	6.76%
Russell 1000® Value Index	13.06%	4.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Oct. 29, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 280,145,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,265,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$280,145
Total number of portfolio holdings	94
Total advisory fee paid (‘000s)	$1,265
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Financials	25%
Health Care	13%
Industrials	13%
Real Estate	10%
Energy	8%
Information Technology	8%
Utilities	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021635 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	PQNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class C / PQNCX	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, utilities, and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the health care, materials, and consumer staples sectors contributed. An overweight in health care and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in communication services contributed to performance. The biggest individual contributors to performance during the 12-month period were Truist Financial, Citizens Financial, Sirius XM, U.S. Bancorp, and PNC Financial Services. The biggest detractors from performance during the period were Li Ning, NICE, Fox Factory, Cogeco Communications, and ENN Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. On the positive side, management announced a HK$3B share repurchase program in the fourth quarter of 2023.
Truist Financial	Positive	In late 2023, the regional bank announced plans to sell its insurance-brokerage business to private equity firm Stone Point Capital for $10 billion. Additionally, the bank reported quarterly core earnings per share ahead of consensus estimates and solid net interest income during the fourth quarter. In June of 2024, management authorized a $5 billion share repurchase program, further aiding performance.
Sirius XM	Positive	Shares of the satellite radio operator rose precipitously in mid-July of 2023, due to a combination of factors outside of the company’s control, including the purchasing of shares related to the rebalancing of the Nasdaq-100 Index®. The Fund exited the position in the third quarter of 2023 after valuations reached less favorable levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class C/PQNCX) at NAV(1) and with CDSC(2)	3.68%	5.77%	6.21%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 772,297,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,577,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$772,297
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$3,577
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Financials	21%
Real Estate	14%
Health Care	11%
Utilities	11%
Industrials	11%
Consumer Discretionary	9%
Materials	8%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021683 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Class A
Trading Symbol	RAGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class A / RAGHX	$145	1.38%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Eli Lilly, AbbVie, McKesson, Vertex Pharmaceuticals, and Regeneron Pharmaceuticals. The biggest detractors from performance during the period were Align Technology, Bristol-Myers Squibb, U.S. Physical Therapy, Insulet, and Pfizer. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Eli Lilly	Positive	Eli Lilly’s stock appreciation during the period was driven by growth in its medications intended to help manage Type 2 diabetes and obesity, Mounjaro and Zepbound. Capacity constraints that previously limited growth began easing toward the end of the period.
AbbVie	Positive	AbbVie has made tremendous progress diversifying its business away from its biggest drug, Humira, to pave the way for future growth. Its non-Humira business grew rapidly during the period. Leading the charge were SKYRIZI and RINVOQ, both of which were approved for additional uses and steadily gained market share against legacy therapies. In addition, an emerging portfolio of migraine medicines delivered rapid growth, and the company’s Botox franchise continued its steady gains.
Align Technology	Negative	Align Technology’s shares moved lower during the fiscal year because of investor concerns that the economy could impact consumers’ decisions to purchase higher-cost aligners rather than traditional braces.
Bristol-Myers Squibb	Negative	Despite having the lowest price-to-earnings ratio in the pharmaceutical industry, which indicates an attractive valuation, Bristol-Myers Squibb continued to deliver some of the weakest performance during the 12-month period. Its new product sales continued to underwhelm. Additionally, investors were wary that the company would need to grow through a strategy of mergers & acquisitions, which is inherently higher risk in terms of both execution and the potential to overpay for assets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Class A /RAGHX) at NAV(1)	9.63%	9.36%	9.46%
Virtus KAR Health Sciences Fund (Class A /RAGHX) at POP(2),(3)	3.60%	8.13%	8.84%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 3000® Health Care Index	10.43%	10.22%	10.62%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 145,882,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,150,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$145,882
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$1,150
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	19%
Biotechnology	17%
Healthcare Providers & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021696 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class C
Trading Symbol	RCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class C / RCGTX	$257	2.17%

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection within semiconductors, systems software, and communications equipment contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. An overweight to broadline retail and an underweight to information technology (IT) consulting were also positive factors. Underweight positions in application software and technology hardware detracted from performance. The biggest individual contributors to performance during the 12-month period were Amazon.com, Alphabet (Google), CrowdStrike Holdings, Uber Technologies, and Monolithic Power Systems. The biggest detractors from performance during the period were Broadcom, Apple, Tesla, Qualcomm, and Meta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending.
Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions, with firms scaling back acquisition plans due to prolonged legal discovery periods and other mergers that were being denied.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class C/RCGTX) at NAV(1) and with CDSC(2)	37.28%	17.36%	16.93%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Nasdaq Composite® Index	29.61%	18.21%	16.07%
S&P North American Technology Index	44.57%	22.24%	20.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,540,282,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,328,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,540,282
Total number of portfolio holdings	47
Total advisory fee paid (‘000s)	$12,328
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	30%
Software	21%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
IT Services	5%
Automobiles	3%
Media	2%
Financial Services	2%
Communications Equipment	1%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000043489 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Class C
Trading Symbol	AZNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class C / AZNCX	$201	1.90%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high yield bonds – the three asset classes in which the Fund invests. From a sector perspective, the Fund’s exposures to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – utilities – detracted from performance for the 12-month period. The top individual contributors were Nvidia, Amazon, Microsoft, Alphabet, and CrowdStrike. The top individual detractors were Tesla, Chewy, Nike, Las Vegas Sands, and Aptiv. In addition, many written options positions expired below the strike price, and the Fund was able to retain the set premiums.
FACTOR	IMPACT	SUMMARY
Artificial intelligence, cloud migration, and cybersecurity	Positive	Companies capitalizing on technology-related secular themes were sources of strength. Contributors to Fund performance included select semiconductor, software, ecommerce, social media, and internet services holdings.
Sales growth concerns	Negative	Fears of slowing top-line growth weighed on Fund positions in consumer discretionary and utilities, among others.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class C/AZNCX) at NAV(1) and with CDSC(2)	11.63%	6.99%	5.89%
S&P 500® Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,944,749,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 32,246,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$4,944,749
Total number of portfolio holdings	385
Total advisory fee paid (‘000s)	$32,246
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		36%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Technology Hardware, Storage & Peripherals	3%
All other Common Stocks	24%
Corporate Bonds and Notes		32%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	23%
Convertible Bonds and Notes		21%
Internet	5%
Software	2%
Commercial Services	2%
All other Convertible Bonds and Notes	12%
Equity-Linked Notes		8%
Financial Services	4%
Banks	4%
Convertible Preferred Stocks		3%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000135574 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class R6
Trading Symbol	ANAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class R6 / ANAVX	$91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. The declines were only somewhat offset by positive selection in the financials and real estate sectors. By region, security selection across the emerging markets (EM) detracted from performance, while selection in North America contributed. From an allocation perspective, overweight positions in materials and across North America detracted, while an underweight in consumer staples and overweight in EM contributed over the period. The biggest individual contributors to performance during the 12-month period were ASML, Euronext, SEGRO, Partners Group, and Taiwan Semiconductor Manufacturing. The biggest detractors from performance during the period were Li Ning, ENN Energy, NICE, JD.com, and Neste. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. Management announced a HK$3B share repurchase program in the fourth quarter of 2023.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers like the transition to renewable energy, electrification, and the proliferation of artificial intelligence (AI).
Euronext	Positive	The pan-European stock exchange largely reported better-than-expected quarterly results over the 12-month period, including record first quarter revenue following the successful integration of the Milan Exchange. Management raised the quarterly dividend by 15% in the third quarter of 2023, and announced the completion of its €200 million share repurchase program in January of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class R6/ANAVX) at NAV(1)	(0.42)%	2.58%	(0.08)%
MSCI AC World ex USA Index (net)	11.62%	5.55%	3.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 67,055,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 425,000
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$67,055
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$425
Portfolio turnover rate as of the end of the reporting period	135%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Consumer Discretionary	18%
Information Technology	14%
Materials	10%
Industrials	9%
Utilities	7%
Energy	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021609 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Institutional Class
Trading Symbol	NFJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Institutional Class / NFJEX	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Positive stock selection in the information technology (IT), energy, and financials sectors contributed. An overweight to real estate and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, PNC Financial Services Group, and Truist Financial. The biggest detractors from performance during the period were Paycom Software, Eversource Energy, Rexford Industrial Realty, NIKE, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Institutional Class/NFJEX) at NAV(1)	11.81%	7.35%	6.30%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 593,385,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,789,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$593,385
Total number of portfolio holdings	67
Total advisory fee paid (‘000s)	$2,789
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Real Estate	14%
Health Care	12%
Industrials	11%
Utilities	9%
Energy	7%
Information Technology	7%
Other	17%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
C000021612 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class C
Trading Symbol	AFJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class C / AFJCX	$204	2.06%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. The declines were only somewhat offset by positive selection in the financials and real estate sectors. By region, security selection across the emerging markets (EM) detracted from performance, while selection in North America contributed. From an allocation perspective, overweight positions in materials and across North America detracted, while an underweight in consumer staples and overweight in EM contributed over the period. The biggest individual contributors to performance during the 12-month period were ASML, Euronext, SEGRO, Partners Group, and Taiwan Semiconductor Manufacturing. The biggest detractors from performance during the period were Li Ning, ENN Energy, NICE, JD.com, and Neste. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. Management announced a HK$3B share repurchase program in the fourth quarter of 2023.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers like the transition to renewable energy, electrification, and the proliferation of artificial intelligence (AI).
Euronext	Positive	The pan-European stock exchange largely reported better-than-expected quarterly results over the 12-month period, including record first quarter revenue following the successful integration of the Milan Exchange. Management raised the quarterly dividend by 15% in the third quarter of 2023, and announced the completion of its €200 million share repurchase program in January of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class C/AFJCX) at NAV(1) and with CDSC(2)	(1.59)%	1.42%	(1.20)%
MSCI AC World ex USA Index (net)	11.62%	5.55%	3.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 67,055,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 425,000
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$67,055
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$425
Portfolio turnover rate as of the end of the reporting period	135%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Consumer Discretionary	18%
Information Technology	14%
Materials	10%
Industrials	9%
Utilities	7%
Energy	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021653 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class A
Trading Symbol	PGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class A / PGWAX	$114	0.95%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had 11 holdings across five major economic sectors that added relative outperformance, when compared to the Russell 1000® Growth Index. Stock selection within financial and industrials detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Fair Isaac, Royal Caribbean, and Eli Lilly. The biggest detractors from relative performance during the period were Las Vegas Sands, Edwards Lifesciences, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected. This was driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.
Eli Lilly	Positive	The company experienced explosive revenue and earnings growth, which fueled a higher stock price as demand for its GLP-1 drug for weight loss outstripped supply. The drug has also been shown to improve other chronic conditions cause by obesity, further driving demand.
Las Vegas Sands	Negative	The company operates destination properties in Macao and Singapore. After China’s drastic COVID shutdown, investors continued to worry over the 12-month period about China’s outbound travel and its ability to re-engage economic growth. By the end of 2023, the company’s gaming revenues in Macao had only recovered 81% of their pre-pandemic levels.
Boeing	Negative	The company experienced quality control problems with several aircraft models, which led to increased scrutiny by the Federal Aviation Administration. This caused a halt in client aircraft deliveries, as well as production shutdowns, which negatively impacted revenue, earnings, and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class A /PGWAX) at NAV(1)	40.79%	20.52%	16.12%
Virtus Silvant Focused Growth Fund (Class A /PGWAX) at POP(2),(3)	33.05%	19.17%	15.47%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Growth Index	33.48%	19.34%	16.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,390,863,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,980,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,390,863
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$4,980
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Health Care	15%
Consumer Discretionary	12%
Communication Services	9%
Industrials	8%
Financials	4%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000021717 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	RMDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class C / RMDCX	$192	1.78%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in five major economic sectors. In addition, the Fund held approximately 33 stocks during the 12-month period that gained more than 20%. Stock performance from the industrials, health care, and communication services sectors added the most in relative value. Stock selection within the technology and consumer discretionary sectors detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Vertiv Holdings, Tenet Healthcare, Spotify, LAM Research, and Wingstop. The biggest detractors from relative performance during the period were Hexcel, DexCom, CrowdStrike Holdings, Palantir Technolog and lululemon athletica. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Vertiv Holdings	Positive	Strong business fundamentals leading to better-than-expected revenue and earnings over the 12-month period drove the stock price higher. Additionally, the company’s backlog growth within artificial intelligence-specific products exceeded forecasts, driven by the large global capital spending cycle.
Wingstop	Positive	Strong business fundamentals over the 12-month period included rising same-store sales driven by new menu items, online delivery improvement, and targeted advertising.
DexCom	Negative	Over the 12-month period, investors fretted about the possibility of new GLP-1 drugs reducing global obesity. The implications of a reduction in obesity may decrease the global diabetic population, thereby negatively impacting demand for Dexcom’s diabetic products. This fear weighed on the company’s stock price during the reporting period.
lululemon athletica	Negative	The company cited a softer demand pattern in U.S. consumer spending, leading to concerns that negatively impacted the company’s stock price during the 12 months.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class C/RMDCX) at NAV(1) and with CDSC(2)	15.79%	11.00%	10.33%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Growth Index	15.05%	9.93%	10.51%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 332,922,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,447,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$332,922
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,447
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Information Technology	21%
Health Care	20%
Consumer Discretionary	13%
Financials	9%
Communication Services	7%
Energy	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000034948 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class A
Trading Symbol	AOTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class A / AOTAX	$140	1.29%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in China, India, and South Korea contributed to Fund performance during the fiscal year. On a sector basis, financials and energy contributed the most toward the Fund’s performance. Stock selection in Mexico was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Power Finance Corporation, PetroChina, Nvidia, Cosco Shipping, and Kia. The biggest detractors from performance during the period were CPFL Energia, SK Hynix, PDD Holdings, Hon Hai Precision, and New Oriental Education & Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Electric vehicle (EV) industry growth	Positive	China has taken the lead in the EV industry, with the highest number of EV vehicles being sold in that country and BYD becoming the world’s largest EV seller. The EV boom helped Fund holdings in commodities like lithium, copper, and nickel, which are key ingredients in EVs.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	Since the severe Covid lockdown in China in 2022, Chinese consumers have lost much of their appetite and confidence. This has shown across the board in services, global travel, and even in luxury goods. This impacted some of the names in the Emerging Markets Index, as well as overall asset class performance.
Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India have significantly lowered the risk premium for EM. This benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class A /AOTAX) at NAV(1)	16.91%	5.18%	3.33%
Virtus Emerging Markets Opportunities Fund (Class A /AOTAX) at POP(2),(3)	10.48%	4.00%	2.75%
MSCI Emerging Markets Index (net)	12.55%	3.10%	2.79%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 172,407,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 852,000
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$172,407
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$852
Portfolio turnover rate as of the end of the reporting period	99%

Holdings [Text Block]
Asset Allocation(1)
Banks	24%
Semiconductors & Semiconductor Equipment	15%
Automobiles	10%
Oil, Gas & Consumable Fuels	8%
Machinery	7%
Technology Hardware, Storage & Peripherals	5%
Interactive Media & Services	3%
Marine Transportation	3%
Industrial Conglomerates	2%
Broadline Retail	2%
Electric Utilities	2%
Other	19%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000164304 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class R6
Trading Symbol	AFGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class R6 / AFGFX	$75	0.62%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had 11 holdings across five major economic sectors that added relative outperformance, when compared to the Russell 1000® Growth Index. Stock selection within financial and industrials detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Fair Isaac, Royal Caribbean, and Eli Lilly. The biggest detractors from relative performance during the period were Las Vegas Sands, Edwards Lifesciences, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected. This was driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.
Eli Lilly	Positive	The company experienced explosive revenue and earnings growth, which fueled a higher stock price as demand for its GLP-1 drug for weight loss outstripped supply. The drug has also been shown to improve other chronic conditions cause by obesity, further driving demand.
Las Vegas Sands	Negative	The company operates destination properties in Macao and Singapore. After China’s drastic COVID shutdown, investors continued to worry over the 12-month period about China’s outbound travel and its ability to re-engage economic growth. By the end of 2023, the company’s gaming revenues in Macao had only recovered 81% of their pre-pandemic levels.
Boeing	Negative	The company experienced quality control problems with several aircraft models, which led to increased scrutiny by the Federal Aviation Administration. This caused a halt in client aircraft deliveries, as well as production shutdowns, which negatively impacted revenue, earnings, and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 14, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	Since Inception
Virtus Silvant Focused Growth Fund (Class R6/AFGFX) at NAV(1)	41.23%	20.93%	17.78%
FT Wilshire 5000 Index	23.15%	14.41%	13.99%
Russell 1000® Growth Index	33.48%	19.34%	17.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 14, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,390,863,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,980,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,390,863
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$4,980
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Health Care	15%
Consumer Discretionary	12%
Communication Services	9%
Industrials	8%
Financials	4%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

[1]	Percentage of total investments as of June 30, 2024.